BORROWINGS - Narrative (Details) ₨ in Millions					12 Months Ended
	Jun. 16, 2021 USD ($)	Jun. 14, 2021 USD ($) quarter	Jun. 08, 2021 USD ($)	Jun. 14, 2018 USD ($) quarter	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 INR (₨)	Feb. 11, 2021	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 15, 2018	Feb. 28, 2018	Feb. 06, 2018 USD ($)	Feb. 06, 2018 INR (₨)	Aug. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 555,261,000				$ 489,964,000
Debt issuance costs					$ 8,279,000	$ 0	$ 70,000
Borrowing term		5 years
Write off of debt issue costs on borrowings					5,149,000	1,210,000	1,194,000
Early redemption premium and other costs					14,412,000	0	0
Unused borrowing facilities									502,100,000
Unused borrowing facilities, uncommitted									4,400,000
Deferred income									2,098,000				2,525,000
Interest expense					23,804,000	28,684,000	$ 32,472,000
Deferred financing costs netting
Disclosure of detailed information about borrowings [line items]
Borrowings									(8,300,000)				(5,100,000)
Imputed interest
Disclosure of detailed information about borrowings [line items]
Borrowings									200,000				300,000
Debt issuance costs, net of imputed interest
Disclosure of detailed information about borrowings [line items]
Borrowings									8,100,000				4,800,000
2021 Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings									395,614,000				$ 0
Aggregate principal amount			$ 400,000,000
Debt issuance costs			$ 5,000,000
Borrowing term			8 years
2021 Senior Unsecured Notes | Borrowings, redemption period one
Disclosure of detailed information about borrowings [line items]
Percentage of purchase price of aggregate principal amount plus accrued interest of debt that can be repurchased			100.00%
2021 Senior Unsecured Notes | Borrowings, redemption period two
Disclosure of detailed information about borrowings [line items]
Percentage of purchase price of aggregate principal amount plus accrued interest of debt that can be repurchased			101.00%
2021 Senior Unsecured Notes | Deferred financing costs netting
Disclosure of detailed information about borrowings [line items]
Borrowings									(4,400,000)
2021 Senior Unsecured Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 400,000,000
2021 Senior Unsecured Notes | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings			4.375%					4.38%	4.38%	4.38%		0.00%	0.00%
2018 Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 0				$ 246,236,000
Early redemption premium and other costs	$ 14,400,000
2018 Senior Unsecured Notes | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	250,000,000
2018 Senior Unsecured Notes | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings																7.00%
2018 Senior Unsecured Notes | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Write off of debt issue costs on borrowings	$ 3,600,000
2018 Senior Unsecured Notes | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	7.00%							0.00%	0.00%	0.00%		7.00%	7.00%
2021 Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 96,116,000				$ 0
Debt issuance costs		$ 3,400,000
Borrowing term		5 years		5 years
Maximum borrowing capacity		$ 600,000,000
Standby letters of credit									2,300,000
Unused borrowing facilities									$ 497,700,000
Borrowings, covenants, consolidated secured net leverage ratio, maximum		4.00
Borrowings, covenants, temporary allowable increase in consolidated secured net leverage ratio		4.50
Borrowings, covenants, acquisition price		$ 50,000,000
Borrowings, covenants, number of quarters following acquisition | quarter		3
Borrowing, covenants, consolidated interest coverage ratio, maximum		2.25
Borrowings, covenants, consolidated secured net leverage ratio, actual								0.47	0.47	0.47
Borrowings, covenants, consolidated interest coverage ratio, actual								10.73	10.73	10.73
2021 Credit Facility | Deferred financing costs netting
Disclosure of detailed information about borrowings [line items]
Borrowings									$ (3,900,000)
2021 Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings									100,000,000
2021 Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 102,300,000
2021 Credit Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.10%
2021 Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings								2.16%	2.16%	2.16%		0.00%	0.00%
2021 Credit Facility | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.10%
2021 Credit Facility | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.35%
Revolving Credit Facility 2021
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 600,000,000
Incremental accordion feature		300,000,000
Maximum borrowing capacity, including incremental accordion feature		900,000,000
2018 Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 112,800,000							$ 0				$ 185,162,000
Debt issuance costs				$ 2,700,000
Borrowing term				5 years
Maximum borrowing capacity				$ 600,000,000
Debt covenant, consolidated secured net leverage ratio, maximum				3.70
Debt covenant, temporary increase in consolidated secured net leverage ratio				4.20
Debt covenant, acquisition price				$ 50,000,000
Debt covenant, number of quarters following acquisition | quarter				3
Debt covenant, consolidated interest coverage ratio, maximum				2.75
2018 Credit Facility | Deferred financing costs netting
Disclosure of detailed information about borrowings [line items]
Borrowings				$ (1,100,000)
2018 Credit Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												1.50%	1.50%
2018 Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings								0.00%	0.00%	0.00%		3.07%	3.07%
2018 Credit Facility | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				0.25%
2018 Credit Facility | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.50%
2018 Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 400,000,000
Incremental accordion feature				200,000,000
2018 Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				200,000,000
2018 Term Loan | Until March 2023
Disclosure of detailed information about borrowings [line items]
Borrowings				65,000,000
2018 Term Loan | 2018
Disclosure of detailed information about borrowings [line items]
Borrowings				5,000,000
2018 Term Loan | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings				10,000,000
2018 Term Loan | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings				12,500,000
2018 Term Loan | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings				15,000,000
2018 Term Loan | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings				17,500,000
2018 Term Loan | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 5,000,000
2018 Capstone Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 11,389,000				$ 10,505,000
Maximum borrowing capacity									13,100,000	₨ 975.0								$ 15,000,000	₨ 975.0
Unused borrowing facilities, uncommitted									1,400,000	106.6
2018 Capstone Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 11,400,000	₨ 847.5
2018 Capstone Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings								5.17%	5.17%	5.17%		6.47%	6.47%
2018 Capstone Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 7,600,000	₨ 564.1
Maximum borrowing capacity																		9,000,000	585.0
2018 Capstone Working Capital Facility
Disclosure of detailed information about borrowings [line items]
Borrowings									3,800,000	₨ 283.4
Maximum borrowing capacity																		$ 6,000,000	₨ 390.0
Partially Forgivable Government Loan
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 4,628,000				$ 5,265,000
Interest expense					$ 100,000	$ 100,000
Partially Forgivable Government Loan | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings								1.25%	1.25%	1.25%		1.25%	1.25%
Partially Forgivable Government Loan August 2015
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 1,400,000	$ 1,500,000
Interest rate on borrowings																				0.00%
Borrowings, percentage of principal amount forgivable (up to)																				50.00%
Deferred income on forgivable government loans														€ 2,100,000	$ 2,400,000
Borrowings, percentage of principal amount forgiven											45.00%
Discount rate used to estimate fair value on interest-free loan																				1.25%
Borrowings, net of imputed interest and deferred income								1,300,000	1,500,000
Deferred income								1,700,000	1,900,000			€ 1,900,000	$ 2,300,000
Partially Forgivable Government Loan February 2018
Disclosure of detailed information about borrowings [line items]
Borrowings								2,900,000	3,300,000
Interest rate on borrowings																	0.00%
Borrowings, percentage of principal amount forgivable (up to)																	60.00%
Discount rate used to estimate fair value on interest-free loan																	1.25%
Borrowings, net of imputed interest and deferred income								2,800,000	3,100,000
Deferred income								€ 200,000	200,000			200,000	200,000
IPG Asia credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings									900,000	₨ 63.5
Maximum borrowing capacity									5,000,000	375.0
Standby letters of credit									2,200,000	167.6
Unused borrowing facilities, uncommitted									1,900,000	₨ 143.9
Financial assets pledged as collateral for liabilities									$ 39,200,000
Borrowings, period for lender to withdraw commitment					10 days
Borrowings, covenants, debt to net worth ratio, maximum								3.00	3.00	3.00
Borrowings, covenants, debt to net worth ratio, actual								0.04	0.04	0.04
IPG Asia credit facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 3,100,000	₨ 231.1
Short-Term Line Of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 1,500,000	$ 1,700,000			€ 0	$ 0
Borrowings, adjustment to interest rate basis								0.75%	0.75%	0.75%		0.75%	0.75%
Maximum borrowing capacity								€ 2,500,000	$ 2,800,000
Short-Term Line Of Credit | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis, floor								0.00%	0.00%	0.00%
Loan To Purchase Vehicle
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 100,000	$ 100,000